Note 1. Business: Long-Lived Assets (Policies)	12 Months Ended
Nov. 30, 2018
Policies
Long-Lived Assets

Long-Lived Assets

We periodically review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment losses are recognized when the estimated future cash flows are less than the carrying amount of the asset calculated on discounted cash flow basis. For the year ended November 30, 2018 and 2017, the Company did not recognize any impairment charges.